Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
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Commitments and Contingencies
20.	Commitments and Contingencies
As at December 31, 2022, major commitments with local financial institutions are as follows:

(in millions of Korean won and foreign currencies in thousands)	Financial institution	Limit		Used amount
Bank overdraft	Kookmin Bank and others		372,000		—
Inter-Korean Cooperation Fund	Export-Import Bank of Korea		37,700		1,974
Economic Cooperation Business Insurance	Export-Import Bank of Korea		3,240		1,732
Collateralized loan on electronic accounts receivable-trade	Kookmin Bank and others		567,150		28,298
Plus electronic notes payable	Industrial Bank of Korea		50,000		1,663
Working capital loan	Korea Development Bank and others		1,415,600		165,100
	Shinhan Bank	USD	72,507	USD	72,507
	Woori Bank	EUR	7,700	EUR	7,700
Facility loans	Shinhan Bank and others		824,000		309,680
Derivatives transaction limit	Shinhan Bank		8,000		8,000
	Korea Development Bank and others	USD	2,510,510	USD	1,970,000
	DBS Bank	SGD	284,000	SGD	284,000
	Citi Bank	USD	400,000	JPY	400,000
				USD	100,000

Total	KRW		3,277,690		516,447
	USD		2,983,017		2,142,507
	EUR		7,700		7,700
	SGD		284,000		284,000
	JPY		—		400,000

As at December 31, 2022, guarantees received from financial institutions are as follows:

(in millions of Korean won and foreign currencies in thousands)	Financial institution		Limit
Hana Bank	Guarantee for payment in Korean currency		4,000
	Comprehensive credit line and others		3,100
	Guarantee for payment in foreign currency	USD	273
	Comprehensive credit line and others	USD	10,300
Kookmin Bank	Guarantee for payment in foreign currency	USD	6,484
Shinhan Bank	Guarantee for payment in Korean currency and others		36,298
	Guarantee for payment in foreign currency and others	USD	77,837
Woori Bank	Guarantee for payment in Korean currency		5,200
	Guarantee for payment in foreign currency	USD	7,000
Korea Development Bank	Refund guarantee for advances received	USD	6,880
HSBC	Guarantees for depositions	USD	871
Seoul Guarantee Insurance Company	Performance guarantee and others		783,247
Korea Software Financial Cooperative	Performance guarantee and others		1,445,072
Korea Specialty Contractor Financial Cooperative	Performance guarantee and others		531
Korea Housing Finance Corporation	Performance guarantee and others		14,464
Information & Communication Financial Cooperative	Performance guarantee and others		28,027

Total		KRW	2,319,939
		USD	109,645

As at December 31, 2022, guarantees provided by the Group to a third party, are as follows:

(in millions of Korean won)	Subject to payment guarantees	Creditor	Limit	Used amount	Period
KT Engineering Co., Ltd. 1	Gasan Solar Power Plant Inc.	Shinhan Bank	4,700	672	Jan. 7, 2010 ~ Jan. 8, 2025
KT Engineering Co., Ltd. 1	SPP Inc.	Suhyup Bank	3,250	345	Feb. 17, 2014 ~ Feb. 16, 2024
KT Engineering Co., Ltd. 1	Korea Cell Inc.	Suhyup Bank	3,250	338	Feb. 17, 2014 ~ Feb. 16, 2024
KT Engineering Co., Ltd. 1	San-Ya Agricultural Association Corporation	Suhyup Bank	3,250	345	Feb. 17, 2014 ~ Feb. 16, 2024
KT Alpha Co., Ltd. (KT Hitel Co., Ltd.)	Cash payers	T-commerce cash payers	860	—	Apr. 14, 2022 ~ Apr. 14, 2023
Nasmedia Co., Ltd.	Stockholders Association Members	Korea Securities Finance Corp	5,654	986	—

1	According to the above payment guarantee, KT Engineering, a subsidiary of the Group, will have an obligation for repayment if the principal borrower does not repay the borrowing.

As at December 31, 2022, the details of the issuance of real estate collateral trust and beneficiary certificates of the Group are as follows:

(in millions of Korean won)			Commitment (limit) amount		Amount provided as collateral for beneficiary rights
Collateral assets	Placing	Trust collateral beneficiary
Real Estate Collateral Trust 1	1st place	NongHyup Bank	￦	100,000	￦	120,000
		Kyobo Life Insurance		180,000		216,000
		Standard Chartered Bank Korea Limited		120,000		144,000
		Samsung Life Insurance		100,000		120,000
	2nd place	Industrial Bank of Korea		40,000		48,000
		Korea Investment Capital		40,000		48,000
		BNK Capital		30,000		36,000
		Standard Chartered Bank Korea Limited		20,000		24,000
		NH Capital		20,000		24,000
	3rd place 2	LOTTE Engineering & Construction		—		736,921

1	The Group provides a certificate of beneficiary rights for land classified as investment properties and inventory assets as collateral in connection with the above real estate collateral trust.
2	The Group provides LOTTE Engineering & Construction with a certificate of third-priority beneficiary rights as collateral in relation to the construction contract amount of ￦ 614,101 million.
The Controlling Company is jointly and severally obligated with KT Sat Inc. to pay KT Sat Inc.’s liabilities incurred prior to spin-off. As at December 31, 2022, the Controlling Company and KT Sat Inc. are jointly and severally liable for reimbursement of
￦
653 million.
For the years ended December 31, 2021 and 2022, the Group made agreements with the Securitization Specialty Companies (2022: First 5G 61
th
to 66
th
Securitization Specialty Co., Ltd., 2021: First 5G 55
th
to 60
th
Securitization Specialty Co., Ltd.), and disposed of its trade receivables related to handset sales. The Group also made asset management agreements with each securitization specialty company and in accordance with the agreement the Group will receive asset management fees upon liquidation of securitization specialty company.
As at December 31, 2022, the Group is a defendant in 189 lawsuits with the total claimed amount of
￦
80,279 million (2021:
￦
101,597 million). As at December 31, 2022, litigation provisions of
￦
36,329 million for pending lawsuits and unasserted claims are recorded as liabilities for potential loss in the ordinary course of business. The final outcomes of the cases cannot be estimated at the end of the reporting period.
According to the financial and other covenants included in certain debentures and borrowings, the Group is required to maintain certain financial ratios such as debt-to-equity ratio, use the funds for the designated purpose and report to the creditors periodically. The covenant also contains restriction on provision of additional collateral and disposal of certain assets.
At the end of the reporting period, the Group participates in Algerie Sidi Abdela new town development consortium (percentage of ownership: 2.5%) and has joint liability with other consortium participants.
At the end of the reporting period, contract amount of property and equipment acquisition agreement made but not yet recognized amounts to
￦
1,294,823 million (2021:
￦
1,336,758 million).
A
t
 the end of the reporting period, there are derivatives generated by the Group granting
Drag-Along
Right to financial investors participating in paid-in capital increase of K Bank (Note 7).
For the year ended December 31, 2022, the Group entered into an agreement with the seller, who participated in the acquisition of shares in MILLIE
 Co., Ltd
. If certain conditions are not met in the future as disclosed in the terms and conditions of the agreement, the seller may exercise
Tag-Along
Right, Drag-Along Right and Put Option for the ordinary and redeemable convertible preferred shares it owns (Note 7).
For the year ended December 31, 2022, the Group entered into an agreement with financial investors, who participated in the acquisition of shares in Epsilon Global Communications Pte. Ltd. If certain conditions are not met in the future as disclosed in the terms and conditions of the agreement, financial investors may exercise Tag-Along Right, Drag-Along Right and the right to sell shares for the convertible preferred shares it owns (Note 7).
The Group has an additional investment obligation under the agreement to Future Innovation Private Equity Fund No.3. For the year ended December 31, 2022, the remaining amount of
￦
5,473 million and USD 34,050 thousand will be invested in the Capital Call method later.
The Group has an obligation to provide financial support as a construction investor during the construction period with respect to K Defense Co., Ltd. established in accordance with the Private Investment Act on Social Infrastructure, and there is a joint responsibility obligation. During the operating period, as an operating investor, the group has an obligation to provide financial support.
As at December 31, 2022, the Group entered into a shareholders’ agreement with CJ ENM Co., Ltd., which signed a business cooperation contract with KT Studio Genie Co., Std. If certain conditions under the agreement are not satisfied, CJ ENM Co., Ltd. may exercise its stock purchase right of the Group.
As at December 31, 2022, the Group entered into a stock sale contract with HYUNDAI MOBIS and HYUNDAI MOTOR COMPANY. If a certain period of time has elapsed from the date of the contract and the acquired stocks are to be disposed to a third party, HYUNDAI MOBIS and HYUNDAI MOTOR COMPANY may exercise a preferential purchase right to designate a buyer with priority.
As at December 31, 2022, the Group entered into an agreement with LS Cable & System Ltd., which participated in the stock acquisition contract of KT Submarine Co., Ltd. Under the agreement, LS Cable & System Ltd. may exercise a call-option to the Group in the future and the Group may exercise a put-option
to LS Cable & System Ltd. (Note 7).